STOCKHOLDER'S EQUITY (DEFICT) (Details) (USD $)	1 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended
	Feb. 13, 2014	Aug. 12, 2013	Jun. 30, 2013	Dec. 21, 2012	Dec. 20, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]		Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock Subscribed [Member]	Dec. 31, 2012 Common Stock Subscribed [Member]
STOCKHOLDER'S EQUITY (DEFICT) [Abstract]
Share-based compensation, shares			100,000			670,562
Amount converted			$ 167,640
Conversion price			$ 0.25
Stock issued upon reverse merger, shares		97,970,562							156,752,899
Exchange of shares		1.6
Number of shares converted		156,752,899
Issuance of shares to settle liabilities, shares						460,390			460,390
Issuance of shares to settle liabilities						(115,097)			(46)
Exercise price				$ 0.0001			$ 0.0002
Redemption of common stock, shares					(19,500,000)					(19,500,000)
Redemption of common stock							(1,950)			(1,950)
Redemption price					$ 0.0001
Granted				1,000,000		0	4,000,000
Common Stock, Shares Authorized (in shares)						300,000,000	300,000,000	300,000,000
Common Stock, Shares, Issued (in shares)						160,623,289	1,500,000	160,623,289
Common Stock, Shares, Outstanding (in shares)					20,000,000	160,623,289	1,500,000	160,623,289	160,623,289	1,500,000	[1]	20,000,000
Statement [Line Items]
Issuance of shares for cash, shares	58,673,987								1,910,000	1,000,000
Issuance of shares for cash							$ 100		$ 191	$ 100			$ (515,000)
Issuance of shares upon exercise of stock options, shares						0	4,000,000			9,000,000

[1]	The December 31, 2012 capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction. See Note 2.